PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Management Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Base salary and directors fees	$ 11	$ 10	$ 7
Short-term performance-related bonus	16	12	3
Post-employment benefits	1	2	1
Share-based payments	$ 7	$ 7	$ 4